Note 17 - Interest and Finance Costs	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Interest Finance Costs [Text Block]

17. Interest and Finance Costs:

The interest and finance costs in the accompanying consolidated statements of operations are as follows:

	Years ended December 31,
	2019	2020	2021
Interest expense	$88,289	$66,526	$72,261
Interest capitalized	(2,459)	(3,274)	(465)
Swap effect	(1,885)	1,323	6,417
Amortization and write-off of financing costs	4,491	3,645	6,520
Bank charges and other financing costs	571	482	1,314
Total	$89,007	$68,702	$86,047